Invesco-SAI SUP

Statement of Additional Information Supplement dated May 25, 2017

The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for Class A, A2, AX, B, BX, C, CX, P, R, RX, R5, R6, S, Y, Invesco Cash Reserve, Investor Class, Cash Management, Corporate, Institutional, Personal Investment, Private Investment, Reserve and Resource Class shares of the Funds, as applicable, listed below:

Invesco Alternative Strategies Fund

Invesco All Cap Market Neutral Fund

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco California Tax-Free Income Fund

Invesco Charter Fund

Invesco Comstock Fund

Invesco Conservative Allocation Fund

Invesco Conservative Income Fund

Invesco Convertible Securities Fund

Invesco Core Plus Bond Fund

Invesco Corporate Bond Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Emerging Markets Equity Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco European Growth Fund

Invesco European Small Company Fund

Invesco Floating Rate Fund

Invesco Global Core Equity Fund

Invesco Global Growth Fund

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Global Market Neutral Fund

Invesco Global Opportunities Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Responsibility Equity Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Global Targeted Returns Fund

Invesco Gold & Precious Metals Fund

Invesco Government Money Market Fund

Invesco Greater China Fund

Invesco Growth Allocation Fund

Invesco Growth and Income Fund

Invesco High Yield Fund

Invesco High Yield Municipal Fund

Invesco Income Allocation Fund

Invesco Intermediate Term Municipal Income Fund

Invesco International Allocation Fund

Invesco International Companies Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Small Company Fund

Invesco Limited Term Municipal Income Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Low Volatility Equity Yield Fund

Invesco Macro Allocation Strategy Fund

Invesco Mid Cap Core Equity Fund

Invesco Mid Cap Growth Fund

Invesco MLP Fund

Invesco Moderate Allocation Fund

Invesco Multi-Asset Income Fund

Invesco Multi-Asset Inflation Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco Pacific Growth Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Quality Income Fund

Invesco Real Estate Fund

Invesco S&P 500 Index Fund

Invesco Select Companies Fund

Invesco Select Opportunities Fund

Invesco Short Duration High Yield Municipal Fund

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Growth Fund

Invesco Small Cap Value Fund

Invesco Strategic Real Return Fund

Invesco Summit Fund

Invesco Tax-Exempt Cash Fund

Invesco Technology Fund

Invesco Technology Sector Fund

Invesco U.S. Government Fund

Invesco Value Opportunities Fund

Invesco World Bond Fund

Government & Agency Portfolio

Liquid Assets Portfolio

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S. Government Money Portfolio

STIC Prime Portfolio

Tax-Free Cash Reserve Portfolio

Treasury Obligations Portfolio

Treasury Portfolio

1.	The following information is added as the seventh paragraph under the heading “General Information about the Trust – Shares of Beneficial Interest” in the Statement of Additional Information for each Fund.

The Trust Agreement provides that the Board may authorize (i) a merger, consolidation or sale of assets (including, but not limited to, mergers, consolidations or sales of assets between two Funds, or between a Fund and a series of any other registered investment company), and (ii) the combination of two or more classes of shares of a Fund into a single class, each without shareholder approval but subject to applicable requirements under the 1940 Act and state law.

2.	The Statement of Additional Information for each of Government & Agency Portfolio, Invesco All Cap Market Neutral Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Conservative Income Fund, Invesco Convertible Securities Fund, Invesco Developing Markets Fund, Invesco Emerging Markets Flexible Bond Fund, Invesco

Invesco-SAI SUP

Endeavor Fund, Invesco European Growth Fund, Invesco European Small Company Fund, Invesco Floating Rate Fund, Invesco Global Infrastructure Fund, Invesco Global Market Neutral Fund, Invesco Global Real Estate Fund, Invesco Global Responsibility Equity Fund, Invesco High Yield Municipal Fund, Invesco Intermediate Term Municipal Income Fund, Invesco International Companies Fund, Invesco International Core Equity Fund, Invesco International Growth Fund, Invesco Limited Term Municipal Income Fund, Invesco Long/Short Equity Fund, Invesco Low Volatility Emerging Markets Fund, Invesco Macro Allocation Strategy Fund, Invesco Macro International Equity Fund, Invesco Macro Long/Short Fund, Invesco MLP Fund, Invesco Multi-Asset Income Fund, Invesco Multi-Asset Inflation Fund, Invesco Municipal Income Fund, Invesco Pennsylvania Tax Free Income Fund, Invesco Quality Income Fund, Invesco Short Duration High Yield Municipal Fund, Invesco Small Cap Equity Fund, Invesco Small Cap Growth Fund, Invesco Strategic Real Return Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio, Premier U.S. Government Money Portfolio, Tax-Free Cash Reserve Portfolio and Treasury Obligations Portfolio is supplemented as follows:

a.	The following information replaces in its entirety the fundamental investment restriction relating to investments in physical commodities under the heading “Description of the Funds and Their Investments and Risks – Fund Policies – Fundamental Restrictions” in the Statement of Additional Information.

The Fund may not purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the Fund.

b.	The non-fundamental investment restriction relating to investments in securities (including futures contracts or options thereon) that are secured by physical commodities under the heading “Description of the Funds and Their Investments and Risks – Fund Policies – Non-Fundamental Restrictions” in the Statement of Additional Information is hereby deleted in its entirety.

3.	The Statement of Additional Information for each of Government & Agency Portfolio, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Convertible Securities Fund, Invesco Developing Markets Fund, Invesco Emerging Markets Equity Fund, Invesco Emerging Markets Flexible Bond Fund, Invesco Endeavor Fund, Invesco Equally-Weighted S&P 500 Fund, Invesco European Growth Fund, Invesco European Small Company Fund, Invesco Floating Rate Fund, Invesco Global Real Estate Fund, Invesco High Yield Fund, Invesco High Yield Municipal Fund, Invesco Intermediate Term Municipal Income Fund, Invesco International Core Equity Fund, Invesco International Growth Fund, Invesco Limited Term Municipal Income Fund, Invesco Municipal Income Fund, Invesco Pennsylvania Tax Free Income Fund, Invesco Quality Income Fund, Invesco Small Cap Equity Fund, Invesco Small Cap Growth Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio, Tax-Free Cash Reserve Portfolio and Treasury Obligations Portfolio is supplemented as follows:

a.	The following sub-adviser is hereby added to the list of affiliated sub-advisers appearing after the first paragraph under the heading “Investment Advisory and Other Services – Investment Sub-Advisers” in the Statement of Additional Information.

Invesco PowerShares Capital Management LLC (Invesco PowerShares)

4.

The Statement of Additional Information for each of Government & Agency Portfolio, Invesco All Cap Market Neutral Fund, Invesco Alternative Strategies Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Conservative Income Fund, Invesco Convertible Securities Fund, Invesco Developing Markets Fund, Invesco Emerging Markets Equity Fund, Invesco Emerging Markets Flexible Bond Fund, Invesco Endeavor Fund, Invesco European Growth Fund, Invesco European Small Company Fund, Invesco Floating Rate Fund, Invesco Global Infrastructure Fund, Invesco Global Market Neutral Fund, Invesco Global Real Estate Fund, Invesco Global Responsibility Equity Fund, Invesco Global Targeted Returns Fund, Invesco High Yield Fund, Invesco High Yield Municipal Fund, Invesco Intermediate Term Municipal Income Fund, Invesco International Companies Fund, Invesco International Core Equity Fund, Invesco International Growth Fund, Invesco

Limited Term Municipal Income Fund, Invesco Long/Short Equity Fund, Invesco Low Volatility Emerging Markets Fund, Invesco Macro Allocation Strategy Fund, Invesco Macro International Equity Fund, Invesco Macro Long/Short Fund, Invesco MLP Fund, Invesco Multi-Asset Income Fund, Invesco Multi-Asset Inflation Fund, Invesco Municipal Income Fund, Invesco Pennsylvania Tax Free Income Fund, Invesco Quality Income Fund, Invesco Short Duration High Yield Municipal Fund, Invesco Small Cap Equity Fund, Invesco Small Cap Growth Fund, Invesco Strategic Real Return Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio, Tax-Free Cash Reserve Portfolio and Treasury Obligations Portfolio is supplemented as follows:

a.	The following sub-adviser is hereby added to the list of affiliated sub-advisers appearing after the first paragraph under the heading “Investment Advisory and Other Services – Investment Sub-Advisers” in the Statement of Additional Information.

Invesco Asset Management (India) Private Limited (Invesco India)

5.	The following information replaces in its entirety the first paragraph under the heading “Description of the Funds and Their Investments and Risks – Classification” in the Statement of Additional Information for Invesco Macro Allocation Strategy Fund.

The Trust is an open-end management investment company. The following Funds are “diversified” for purposes of the 1940 Act: Invesco All Cap Market Neutral Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Greater China Fund, Invesco Developing Markets Fund, Invesco Emerging Markets Equity Fund, Invesco Endeavor Fund, Invesco Global Health Care Fund, Invesco Global Market Neutral Fund, Invesco Global Targeted Returns Fund, Invesco Long/Short Equity Fund, Invesco Low Volatility Emerging Markets Fund, Invesco Multi-Asset Income Fund, Invesco Select Companies Fund and Invesco World Bond Fund. Invesco Emerging Markets Flexible Bond Fund, Invesco Global Infrastructure Fund, Invesco Macro Allocation Strategy Fund and Invesco MLP Fund are “non-diversified” for purposes of the 1940 Act, which means these Funds can invest a greater percentage of their assets in a small number of issuers or any one issuer than a diversified fund can.

6.	The following information replaces the first sentence of fundamental restriction number (1) under the heading “Description of the Funds and Their Investments and Risks – Fund Policies – Fundamental Restrictions” in the Statement of Additional Information for Invesco Macro Allocation Strategy Fund.

(1) The Fund (except for Invesco Emerging Markets Flexible Bond Fund, Invesco Global Infrastructure Fund, Invesco Macro Allocation Strategy Fund and Invesco MLP Fund) is a “diversified company” as defined in the 1940 Act.

7.	The following information replaces the first paragraph of non-fundamental restriction number (1) under the heading “Description of the Funds and Their Investments and Risks – Fund Policies – Non-Fundamental Restrictions” in the Statement of Additional Information for Invesco Macro Allocation Strategy Fund.

(1) In complying with the fundamental restriction regarding issuer diversification, the Fund, (except for Invesco Emerging Markets Flexible Bond Fund, Invesco Global Infrastructure Fund, Invesco Macro Allocation Strategy Fund and Invesco MLP Fund) will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.